Leases - Commitment Under Capital Leases (Details) - LNG Carriers $ in Thousands	Dec. 31, 2017 USD ($)
Commitment
2018	$ 111,678
2019	119,564
2020	118,901
2021	117,904
2022	117,109
Thereafter	$ 806,458